UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09463

        Nuveen Ohio Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
	May 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.4% (3.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 1,320	5.875%, 6/01/30	6/17 at 100.00	BBB	$1,035,751
3,375	5.875%, 6/01/47	6/17 at 100.00	BBB	2,204,854
45	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	37,496
	Series 2002, 5.375%, 5/15/33

4,740	Total Consumer Staples			3,278,101

	Education and Civic Organizations – 9.3% (6.2% of Total Investments)
700	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	658,511
	2006, 5.000%, 7/01/41
2,650	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series	5/12 at 100.00	A2	2,668,497
	2002, 5.000%, 5/01/22
500	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	419,220
	2005, 5.000%, 12/01/24
1,760	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%,	6/14 at 100.00	AA–	1,875,016
	12/01/20 – MBIA Insured

5,610	Total Education and Civic Organizations			5,621,244

	Health Care – 14.3% (9.6% of Total Investments)
1,385	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	1,132,639
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,100	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa2	1,149,665
	6.000%, 1/01/32
500	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	459,995
	2005, 5.000%, 11/01/40
1,950	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	BBB	1,816,094
	5.375%, 11/15/29 – AMBAC Insured
330	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc.,	5/16 at 100.00	A–	296,564
	Series 2006, 5.250%, 5/15/21
1,000	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	977,130
375	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	383,670
1,050	Ohio Higher Educational Facilities Commission, Revenue Bonds, Cleveland Clinic Health System	1/18 at 100.00	Aa2	1,082,487
	Obligated Group, Series 2008A, 5.000%, 1/01/25
250	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	257,380
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	336,893
	Obligated Group, Series 2000B, 6.375%, 11/15/30
500	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	424,365
	5.250%, 11/15/36
375	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	371,475
	5.750%, 12/01/35

9,150	Total Health Care			8,688,357

	Housing/Multifamily – 9.1% (6.2% of Total Investments)
1,165	Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing	8/15 at 100.00	BBB	1,029,697
	Corporation – Fenn Tower Project, Series 2005, 5.000%, 8/01/23 – AMBAC Insured
350	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	347,333
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
2,885	Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue Bonds, Asbury Woods Project, Series	4/11 at 102.00	Aa2	2,937,478
	2001A, 5.450%, 4/01/26

340	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	297,677
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
1,000	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	945,550
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)

5,740	Total Housing/Multifamily			5,557,735

	Housing/Single Family – 2.5% (1.7% of Total Investments)
275	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	279,045
	Revenue Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
720	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	714,341
	Revenue Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
45	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	8/10 at 100.00	Aaa	45,473
	Revenue Bonds, Series 2000F, 5.625%, 9/01/16
500	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	466,270
	9/01/31 (Alternative Minimum Tax)

1,540	Total Housing/Single Family			1,505,129

	Industrials – 6.6% (4.4% of Total Investments)
1,500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland	5/12 at 102.00	N/R	1,300,920
	Christian Home Project, Series 2002C, 5.950%, 5/15/22
350	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	N/R	284,354
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
880	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries,	7/12 at 100.00	BBB	838,798
	Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)
1,000	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc.,	No Opt. Call	Baa3	1,064,220
	Series 1992, 6.450%, 12/15/21
700	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	511,980
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

4,430	Total Industrials			4,000,272

	Long-Term Care – 0.6% (0.4% of Total Investments)
550	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	362,791
	Project, Series 2006A, 5.000%, 1/01/37

	Tax Obligation/General – 29.0% (19.5% of Total Investments)
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa2	1,549,440
	2005, 5.000%, 12/01/30 – FSA Insured
400	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	153,280
	0.000%, 12/01/27 – FSA Insured
500	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	536,095
1,355	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/27	12/17 at 100.00	AAA	1,450,866
470	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	489,529
2,550	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	2,612,501
	FSA Insured
2,000	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	AA–	1,943,840
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – MBIA Insured
430	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	AA–	438,050
	5.000%, 12/01/30 – FGIC Insured
1,005	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	1,046,929
	2006, 5.000%, 12/01/25 – FSA Insured
200	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aa1	207,068
	Series 2007, 5.000%, 12/01/31
50	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	A2	50,335
	5.250%, 12/01/36
750	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	755,580
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
2,000	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+	2,132,800
50	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	50,816
	5.250%, 12/01/36 – AGC Insured
2,415	Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%,	12/14 at 100.00	Aa3	2,511,479
	12/01/28 – FSA Insured

50	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	50,645
	School Improvment Series 2009, 5.125%, 12/01/37
1,485	West Chester Township, Butler County, Ohio, Various Purpose Limited Tax General Obligation	11/11 at 101.00	Aa1	1,629,788
	Refunding Bonds, Series 2001, 5.500%, 12/01/17 – AMBAC Insured

17,210	Total Tax Obligation/General			17,609,041

	Tax Obligation/Limited – 14.5% (9.8% of Total Investments)
2,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	Aaa	2,083,320
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,415	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AA–	1,460,917
	5.000%, 12/01/21 – FGIC Insured
2,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A2	1,901,840
	AMBAC Insured
500	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series	4/12 at 100.00	BBB	511,855
	2001B, 5.500%, 10/01/15 – AMBAC Insured
345	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	355,178
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
1,000	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/15 at 100.00	AAA	1,055,990
	Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured
1,400	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	1,425,186
	6.375%, 10/01/19

8,660	Total Tax Obligation/Limited			8,794,286

	Transportation – 3.4% (2.3% of Total Investments)
2,000	Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26	2/11 at 100.00	AA	2,047,020

	U.S. Guaranteed – 36.8% (24.8% of Total Investments) (4)
1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement	12/10 at 100.00	Aa2 (4)	1,064,100
	Bonds, Series 2001, 5.000%, 12/01/25 (Pre-refunded 12/01/10)
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,180,800
	5.500%, 12/01/15 (Pre-refunded 12/01/14) – FSA Insured
1,000	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,170,110
	5.250%, 12/01/16 (Pre-refunded 12/01/14) – FSA Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aa1 (4)	2,164,440
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured
910	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/18	12/10 at 101.00	A (4)	984,138
	(Pre-refunded 12/01/10) – AMBAC Insured
1,000	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School	12/09 at 100.00	Aa3 (4)	1,024,630
	Building Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) –
	FGIC Insured
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (4)	1,132,700
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
1,000	Nordonia Hills Local School District, Ohio, General Obligation Bonds, Series 2000, 5.450%,	12/10 at 101.00	AA (4)	1,080,720
	12/01/25 (Pre-refunded 12/01/10) – AMBAC Insured
2,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2001,	11/11 at 101.00	AA (4)	2,218,560
	5.200%, 11/01/26 (Pre-refunded 11/01/11)
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/10 at 101.00	BBB (4)	1,075,010
	2000, 5.500%, 12/01/25 (Pre-refunded 12/01/10) – AMBAC Insured
1,900	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation	6/14 at 100.00	AA+ (4)	2,198,908
	Bonds, Series 2004A, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured
1,500	Puerto Rico Municipal Finance Agency, Series 1999A, 6.000%, 8/01/16 (Pre-refunded 8/01/09) –	8/09 at 101.00	AAA	1,529,100
	FSA Insured
665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	723,680
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
1,275	Sycamore Community School District, Hamilton County, Ohio, Unlimited Tax General Obligation	12/09 at 101.00	AA+ (4)	1,317,521
	School Improvement Bonds, Series 1999, 5.000%, 12/01/23 (Pre-refunded 12/01/09) – MBIA Insured
2,735	University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F, 5.375%, 6/01/19	6/12 at 100.00	A+ (4)	3,055,155
	(Pre-refunded 6/01/12)
400	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose General	6/11 at 100.00	AA– (4)	431,900
	Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – MBIA Insured

20,385	Total U.S. Guaranteed			22,351,472

	Utilities – 12.3% (8.3% of Total Investments)
1,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	966,810
1,440	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	1,503,922
	Series 2002, 5.250%, 2/15/17 – MBIA Insured
2,130	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B, 0.000%, 11/15/32 –	No Opt. Call	A	574,759
	MBIA Insured
2,000	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project,	11/09 at 101.00	A	1,908,620
	Series 1999C, 5.150%, 5/01/26 – AMBAC Insured
1,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric	2/14 at 100.00	A1	970,510
	Project – Joint Venture 5, Series 2004, 5.000%, 2/15/21 – AMBAC Insured
1,900	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 101.00	N/R	1,533,965
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

9,470	Total Utilities			7,458,586

	Water and Sewer – 4.7% (3.2% of Total Investments)
175	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A3	167,536
	AMBAC Insured
325	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	344,828
	Series 2008, 5.000%, 6/01/28 – FSA Insured
2,375	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance	12/13 at 100.00	Aa2	2,367,709
	Program, Series 2003, 5.000%, 12/01/23 – MBIA Insured

2,875	Total Water and Sewer			2,880,073

$ 92,360	Total Investments (cost $89,982,362) – 148.5%			90,154,107

	Other Assets Less Liabilities – 2.5%			1,572,526

	Preferred Shares, at Liquidation Value – (51.0)% (5)			(31,000,000)

	Net Assets Applicable to Common Shares – 100%			$60,726,633

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$90,154,107	$ —	$90,154,107

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $89,915,186.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 3,259,999
Depreciation	(3,021,078)

Net unrealized appreciation (depreciation) of investments	$ 238,921

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.4%.
N/R	Not rated.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 30, 2009